Shareholder Report, Average Annual Return (Details)	11 Months Ended
Sep. 30, 2025
M3Sixty Onchain U.S. Government Money Market Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
Morningstar US 1-3 Month Treasury Bill Growth USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%